Rule 497(e)
                                                             File Nos. 002-75503
                                                                       811-03364


                             Maxim Series Fund, Inc.

                        Supplement dated July 5, 2005 to
                       Statement of Additional Information
                                dated May 1, 2005

                Maxim Templeton(R) International Equity Portfolio


                                (the "Portfolio")


Effective July 5, 2005, the name of the Portfolio is the Maxim Bernstein International Equity Portfolio.

Alliance Capital Management L.P. ("Alliance") serves as the sub-advisor to the Portfolio pursuant to a Sub-Advisory Agreement dated effective July 5, 2005, approved by the Board of Directors on June 13, 2005. Alliance, registered as an investment advisor under the Investment Advisers Act of 1940, is a Delaware limited partnership, with its principal business address at 1345 Avenue of the Americas, New York, New York, 10105. Alliance is ultimately owned by AXA, a holding company for an international group of insurance and related financial services companies.

GW Capital Management, LLC ("GWCM"), doing business as Maxim Capital Management, LLC, the investment advisor to Maxim Series Fund, Inc. is responsible for compensating Alliance, which receives monthly compensation for the Portfolio at the annual rate of .55% on the first $150 million, .50% on the next $150 million, and .45% thereafter.

                             Other Accounts Managed

The management of and investment decisions for the Portfolio will be made by the Alliance Global Value Investment Policy Group. Ms. Sharon E. Fay, Mr. Kevin F. Simms, Mr. Henry S. D'Auria and Mr. Giulio A. Martini are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolio. The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the Portfolio's managers also have day-to-day management responsibilities(1). The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of the Portfolio's fiscal year ended December 31, 2004.



-------------------------------------------------------------------------------------------------------------------
                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)
-------------------------------------------------------------------------------------------------------------------
--------------------- ------------------- ---------------------- ------------------------- ------------------------
                                                                                               Total Assets of
                                                                   Number of Registered     Registered Investment
                       Total Number of       Total Assets of       Investment Companies    Companies Managed with
                          Registered           Registered              Managed with        Performance-based Fees
                          Investment      Investment Companies    Performance-based Fees
 Portfolio Manager    Companies Managed          Managed
--------------------- ------------------- ---------------------- ------------------------- ------------------------
--------------------- ------------------- ---------------------- ------------------------- ------------------------
Ms. Sharon E. Fay             45             $12,783,328,488                1                   $779,002,324

--------------------- ------------------- ---------------------- ------------------------- ------------------------
--------------------- ------------------- ---------------------- ------------------------- ------------------------
Mr. Kevin F. Simms            38             $11,688,847,031                1                   $779,002,324

--------------------- ------------------- ---------------------- ------------------------- ------------------------
--------------------- ------------------- ---------------------- ------------------------- ------------------------
Mr. Henry S. D'Auria          43             $13,804,889,127                1                   $779,002,324
--------------------- ------------------- ---------------------- ------------------------- ------------------------
--------------------- ------------------- ---------------------- ------------------------- ------------------------
Mr. Giulio A Martini          38             $11,688,847,031                1                   $779,002,324
--------------------- ------------------- ---------------------- ------------------------- ------------------------


-------------------------------------------------------------------------------------------------------------------

                           POOLED INVESTMENT VEHICLES
-------------------------------------------------------------------------------------------------------------------
--------------------- ------------------ ----------------------- ------------------------- ------------------------
                      Total Number of                            Number of Pooled          Total Assets of Pooled
                      Pooled                                     Investment Vehicles       Investment Vehicles
                      Investment         Total Assets of         Managed with              Managed with
Portfolio Manager     Vehicles Managed   Pooled Investment       Performance-based Fees    Performance-based Fees
                                         Vehicles Managed
--------------------- ------------------ ----------------------- ------------------------- ------------------------
--------------------- ------------------ ----------------------- ------------------------- ------------------------
Ms. Sharon E. Fay            90              $4,897,544,347                None                     None
--------------------- ------------------ ----------------------- ------------------------- ------------------------
--------------------- ------------------ ----------------------- ------------------------- ------------------------
Mr. Kevin F. Simms           90              $5,163,453,357                 2                   $628,732,556
--------------------- ------------------ ----------------------- ------------------------- ------------------------
--------------------- ------------------ ----------------------- ------------------------- ------------------------
Mr. Henry S. D'Auria         92              $5,775,559,499                 2                    $73,068,989
--------------------- ------------------ ----------------------- ------------------------- ------------------------
--------------------- ------------------ ----------------------- ------------------------- ------------------------
Mr. Giulio A Martini         88              $4,447,719,435                None                     None
--------------------- ------------------ ----------------------- ------------------------- ------------------------


-------------------------------------------------------------------------------------------------------------------

                                 OTHER ACCOUNTS
-------------------------------------------------------------------------------------------------------------------
--------------------- ------------------ ---------------------- -------------------------- ------------------------
                      Total Number of                           Number of Other Accounts   Total Assets of Other
                      Other Accounts     Total Assets of        Managed with               Accounts with
Portfolio Manager     Managed            Other Accounts         Performance-based Fees     Performance-based Fees
                                         Managed
--------------------- ------------------ ---------------------- -------------------------- ------------------------
--------------------- ------------------ ---------------------- -------------------------- ------------------------
Ms. Sharon E. Fay            345            $52,386,367,776                46                  $8,267,524,125
--------------------- ------------------ ---------------------- -------------------------- ------------------------
--------------------- ------------------ ---------------------- -------------------------- ------------------------
Mr. Kevin F. Simms           315            $44,564,212,914                29                  $3,145,109,215
--------------------- ------------------ ---------------------- -------------------------- ------------------------
--------------------- ------------------ ---------------------- -------------------------- ------------------------
Mr. Henry S. D'Auria         329            $48,053,910,728                35                  $4,879,771,498
--------------------- ------------------ ---------------------- -------------------------- ------------------------
--------------------- ------------------ ---------------------- -------------------------- ------------------------
Mr. Giulio A Martini         315            $44,564,212,924                29                  $3,145,109,215
--------------------- ------------------ ---------------------- -------------------------- ------------------------


             Investment Professional Conflict of Interest Disclosure

       As an investment adviser and fiduciary, Alliance believes it owes its clients and shareholders an undivided duty of loyalty. Alliance recognizes that conflicts of interest are inherent in its business and accordingly has developed policies, procedures and disclosures reasonably designed to detect, manage and mitigate the effects of potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including funds (hereinafter "clients"), and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. Alliance places the interests of its clients first and expects all of its employees to maintain our fiduciary duty.

       Employee Personal Trading and the Code of Business Conduct and Ethics. Alliance has policies to avoid conflicts of interest when investment professionals and other personnel of Alliance own, buy or sell securities which may be owned by, or bought or sold for clients. Alliance permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Alliance has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent such conflicts of interest.

     Managing Multiple Accounts for Multiple Clients. The Alliance investment professional or investment professional teams for each fund have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Potential conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. Accordingly, Alliance has compliance policies and oversight to manage these conflicts.

            Allocating Investment Opportunities. In addition, the Alliance investment professionals routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as cash position, tax status, risk tolerance and investment restrictions or for other reasons. Potential conflicts of interest may also occur where Alliance would have a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which Alliance could share in investment gains. As referenced above, Alliance has procedures designed to ensure that information relevant to investment decisions is disseminated fairly within its portfolio management teams and investment opportunities are allocated equitably among different clients.

                                  Compensation

         Alliance's compensation program for investment professionals(2) is designed to be competitive and appropriate to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for clients, including shareholders of the AllianceBernstein Mutual Funds.

         Investment professionals are compensated on an annual basis through a combination of the following: (i) fixed base salary; (ii) discretionary incentive compensation in the form of an annual cash bonus; (iii) discretionary incentive compensation in the form of awards under Alliance's Partners Compensation Plan ("deferred awards"); (iv) discretionary long-term incentive compensation in the form of restricted unit grants (granted prior to 2002); and
(v) contributions under Alliance's Profit Sharing/401(k) Plan. Alliance's overall profitability determines the total amount of incentive compensation available to investment professionals. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a closer alignment between the investment professionals and Alliance's clients and mutual fund shareholders. Alliance also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance's publicly traded equity securities.

         An investment professional's total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the investment success of the portfolios managed by the individual. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors.

         Among the factors considered are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team/discipline's dialogue. An investment professional's contribution to business results and overall business strategy, success of marketing/business development efforts and client servicing, seniority/length of service with the firm, management and supervisory responsibilities and fulfillment of Alliance's leadership criteria are relevant to compensation decisions.



                             Ownership of Securities

          None of the Portfolio managers own shares of the Portfolio.












(1) Each investment vehicle or account represented in the chart, for which the investment professionals have portfolio management responsibility, is based upon one of eleven model portfolios. Each vehicle or account differs from its respective model portfolio only to a limited extent based on specific client requirements relating to tax considerations, cash flows due to the frequency and amount of investments, the client's country of residence and currency strategies related thereto, and/or client-imposed investment restrictions regarding particular types of companies or industries.

(2) Investment professionals at Alliance include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.




            This supplement should be retained for future reference.